FINANCIAL LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current:
Current deferred consideration	$ 80	$ 81
Interest rate swaps	41	87
Foreign currency forward contracts	47	29
Other financial liabilities	80	147
Total current financial liabilities	248	344
Non-current:
Interest rate swaps	145	267
Deposit payable	4	6
Foreign currency forward contracts	3	22
Other financial liabilities	2,380	2,236
Total non-current financial liabilities	2,532	$ 2,531
Non-Controlling Interest in Operating Subsidiaries	$ 1,700